Leases - Disclosure of maturity analysis of operating lease payments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 14,268	$ 13,080
Effect Of Lease Discounting	(2,268)	(1,959)
Lease liabilities	12,000	11,121
Current lease liabilities	2,660	2,650
Non-current lease liabilities	9,340	8,471
Within one year
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	3,237	3,038
1 to 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	2,418	2,177
2 to 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,798	1,386
3 to 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,394	1,139
4 to 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	1,099	947
5 to 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	3,039	3,045
Over 10 years
Disclosure of maturity analysis of operating lease payments [line items]
Gross lease liabilities	$ 1,283	$ 1,348